Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Jan. 31, 2022	Oct. 31, 2021
Assets:
Cash and deposits with financial institutions	[1]	$ 99,053	$ 86,323
Trading assets		152,947	146,312
Securities purchased under resale agreements and securities borrowed		132,714	127,739
Derivative financial instruments		40,655	42,302
Customers' liability under acceptances		20,901	20,404
Liabilities:
Deposits		851,045	797,259
Financial instruments designated at fair value through profit or loss		23,979	22,493
Acceptances		20,934	20,441
Obligations related to securities sold short		46,133	40,954
Derivative financial instruments		39,697	42,203
Obligations related to securities sold under repurchase agreements and securities lent		122,878	123,469
Subordinated debentures		6,338	6,334
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions		99,053	86,323
Trading assets		152,947	146,312
Securities purchased under resale agreements and securities borrowed		132,714	127,739
Derivative financial instruments		40,655	42,302
Investment securities - fair value		64,123	57,042
Investment securities - amortized cost		17,576	18,157
Loans		667,338	636,986
Customers' liability under acceptances		20,901	20,404
Other financial assets		14,625	14,256
Liabilities:
Deposits		851,045	797,259
Financial instruments designated at fair value through profit or loss		23,979	22,493
Acceptances		20,934	20,441
Obligations related to securities sold short		46,133	40,954
Derivative financial instruments		39,697	42,203
Obligations related to securities sold under repurchase agreements and securities lent		122,878	123,469
Subordinated debentures		6,338	6,334
Other financial liabilities		44,348	40,254
At fair value [member]
Assets:
Cash and deposits with financial institutions		99,053	86,323
Trading assets		152,947	146,312
Securities purchased under resale agreements and securities borrowed		132,714	127,739
Derivative financial instruments		40,655	42,302
Investment securities - fair value		64,123	57,042
Investment securities - amortized cost		17,453	18,133
Loans		666,622	641,964
Customers' liability under acceptances		20,901	20,404
Other financial assets		14,625	14,256
Liabilities:
Deposits		848,941	798,335
Financial instruments designated at fair value through profit or loss		23,979	22,493
Acceptances		20,934	20,441
Obligations related to securities sold short		46,133	40,954
Derivative financial instruments		39,697	42,203
Obligations related to securities sold under repurchase agreements and securities lent		122,878	123,469
Subordinated debentures		6,666	6,733
Other financial liabilities		$ 44,078	$ 39,802

[1]	Net of allowances of $1 (October 31, 2021 – $1).